Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Key Inputs into Option Model for Private Placement Warrants and Public Warrants
The key inputs into the option model for the Private Placement Warrants and Public Warrants were as follows for the relevant periods:

	As of
	February 25, 2021	December 31, 2021*
Selected Volatility	20.0%	—
Risk-free interest rate	0.91%	—
Warrant exercise price	$11.50	$11.50
Expected term	5.5	5.5

*	Volatility and risk-free rate were not utilized in computation.

Schedule of Changes in Fair Value of Warrant Liabilities	The following table presents the changes in the fair value of warrant liabilities:

	Private Placement Warrants	Public Warrants	Total Warrant Liabilities
Fair value at December 31, 2021	$6,022,332	$8,754,375	$14,776,707
Change in fair value	(2,225,000)	(3,234,375)	(5,459,375)
Fair value at March 31, 2022	$3,797,332	$5,520,000	$9,317,332

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement Warrants	Public Warrants	Total Warrant Liabilities
Fair value at February 25, 2021	$4,627,999	$6,727,500	$11,355,499
Change in fair value	1,394,333	2,026,875	3,421,208
Fair value at December 31, 2021	$6,022,332	$8,754,375	$14,776,707

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

	March 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Cash, Cash Equivalents and Other Investments Held in Trust Account	$345,065,339	$345,065,339	$—	$—
Derivative warrant liabilities:
Public warrants	(5,520,000)	(5,520,000)	—	—
Private placement warrants	(3,797,332)	—	(3,797,332)	—

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

			Significant	Significant
			Other	Other
		Quoted Prices in	Observable	Unobservable
	December 31,	Active Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Cash, Cash Equivalents and Other Investments Held in Trust Account	$345,030,739	$345,030,739	$—	$—
Derivative warrant liabilities:
Public warrants	(8,754,375)	(8,754,375)	—	—
Private placement warrants	(6,022,332)	—	(6,022,332)	—